[logo] PIONEER Investments(R)







                                                 July 21, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust V (the "Trust")
          (File Nos. 333-129005 and 811-21823)
          CIK No. 0001341256

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of the multi-class statements of additional information relating to the offering of the Trust's Class A, B, C and Y shares for each of the following series of the Trust: Pioneer Research Growth Fund and Pioneer Research Value Fund that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A filed electronically (Accession No.0001341256-08-000010) on July 16, 2008.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc:  Ms. Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."